Long-term Debt (Details)	12 Months Ended			0 Months Ended							0 Months Ended						12 Months Ended
	Jan. 31, 2015 USD ($) Financial_institution	Jan. 31, 2014 USD ($) Financial_institution	Jan. 31, 2013 USD ($)	Aug. 05, 2013 Debt Securities [Member] JPY (¥)	Apr. 15, 2013 Debt Securities [Member] 4.250% Debt, Due 2013 [Domain] [Domain] USD ($)	Feb. 03, 2014 Debt Securities [Member] 3.000% Debt, Due 2014 [Domain] USD ($)	Apr. 14, 2014 Debt Securities [Member] 1.625% Debt, Due 2014 [Domain] USD ($)	May 15, 2014 Debt Securities [Member] 3.200% Debt, Due 2014 [Domain] USD ($)	May 01, 2013 Debt Securities [Member] 4.550% Debt, Due 2013 [Domain] USD ($)	May 01, 2013 Debt Securities [Member] 4.550% Debt, Due 2013 [Domain]	Jun. 01, 2013 Debt Securities [Member] 7.250% Debt, Due 2013 [Domain] USD ($)	Aug. 05, 2013 Debt Securities [Member] 2.010% Debt, Due 2013 [Domain] JPY (¥)	Oct. 25, 2013 Debt Securities [Member] 0.750% Debt, Due 2013 [Domain] USD ($)	Aug. 06, 2014 JAPAN Debt Securities [Member] JPY (¥)	Jan. 31, 2015 Put Option [Member] USD ($)	Jan. 31, 2014 Put Option [Member] USD ($)	Jan. 31, 2015 Minimum	Jan. 31, 2015 Maximum
Debt Instrument [Line Items]
Short-term borrowings	$ 1,592,000,000	$ 7,670,000,000
Number Of Financial Institutions Committing To Lend Funds Under Lines Of Credit	23	24
Available	15,000,000,000	15,400,000,000
Debt Instrument, Basis Spread on Variable Rate																	10.00%	75.00%
Line of Credit Facility, Commitment Fee Percentage																	1.50%	4.00%
Letters of Credit Outstanding, Amount	4,600,000,000	4,700,000,000
Secured Long-term Debt, Noncurrent	139,000,000	572,000,000
Carrying Value Of Property Collateralizing Long Term Debt	19,000,000	471,000,000
Long-term Debt, Gross															500,000,000	500,000,000
Interest Rate					4.25%	3.00%	1.625%	3.20%		4.55%	7.25%	2.01%	0.75%
Payments of long-term debt	$ 3,904,000,000	$ 4,968,000,000	$ 1,478,000,000	¥ 50,000,000,000	$ 1,000,000,000	$ 500,000,000	$ 1,000,000,000	$ 1,000,000,000	$ 1,500,000,000		$ 500,000,000	¥ 25,000,000,000	$ 750,000,000	¥ 100,000,000,000